Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000021763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Fund
Average Annual Return, Percent	15.10%	7.55%	7.90%
C000021764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equities Index Fund
Average Annual Return, Percent	22.40%	8.27%	8.88%
C000021765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Government Bond Fund
Average Annual Return, Percent	4.75%	(1.37%)	0.98%
C000021766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund
Average Annual Return, Percent	3.59%	0.07%	8.63%
C000021768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Fund
Average Annual Return, Percent	20.29%	9.78%	14.66%
C000021769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Fund
Average Annual Return, Percent	25.52%	7.65%	10.91%
C000021770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Strategic Growth Fund
Average Annual Return, Percent	19.00%	8.37%	14.21%
C000021772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index Fund
Average Annual Return, Percent	42.49%	17.59%	21.41%
C000021773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Science & Technology Fund
Average Annual Return, Percent	60.51%	16.89%	22.26%
C000021774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Growth Fund
Average Annual Return, Percent	26.47%	10.36%	15.93%
C000021776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Fund
Average Annual Return, Percent	42.62%	6.21%	10.84%
C000021777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Socially Responsible Fund
Average Annual Return, Percent	21.53%	7.72%	9.85%
C000021778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
Average Annual Return, Percent	29.47%	13.80%	15.28%
C000021782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Government Securities Fund
Average Annual Return, Percent	4.23%	(0.02%)	1.13%
C000021783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Core Fund
Average Annual Return, Percent	22.73%	11.24%	14.31%
C000021785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Value Fund
Average Annual Return, Percent	21.89%	9.75%	10.71%
C000021786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation Protected Fund
Average Annual Return, Percent	5.80%	1.44%	2.74%
C000022843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Systematic Value Fund
Average Annual Return, Percent	25.53%	11.53%	11.35%
C000022844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Value Fund
Average Annual Return, Percent	28.45%	9.87%	8.89%
C000022845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Economies Fund
Average Annual Return, Percent	54.26%	7.42%	10.53%
C000022846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Strategy Fund
Average Annual Return, Percent	26.24%	8.00%	7.01%
C000022849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund
Average Annual Return, Percent	17.83%	3.80%	8.52%
C000022851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund
Average Annual Return, Percent	28.81%	13.09%	16.99%
C000059956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Real Estate Fund
Average Annual Return, Percent	11.35%	1.04%	3.86%
C000121199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Allocation Fund
Average Annual Return, Percent	16.62%	5.77%	7.97%
C000222575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aggressive Allocation Lifestyle Fund
Average Annual Return, Percent	21.58%	8.09%	9.94%
C000222576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Socially Responsible Fund
Average Annual Return, Percent	24.86%	11.81%	14.00%
C000222577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Fund
Average Annual Return, Percent	25.21%	14.10%	16.08%
C000222578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Lifestyle Fund
Average Annual Return, Percent	13.07%	4.11%	5.92%
C000222579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Fund
Average Annual Return, Percent	5.58%	0.28%	2.05%
C000222580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund
Average Annual Return, Percent	8.53%	4.20%	5.49%
C000222581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund
Average Annual Return, Percent	18.79%	3.13%	7.33%
C000222582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund
Average Annual Return, Percent	20.29%	8.01%	9.92%
C000222583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Lifestyle Fund
Average Annual Return, Percent	17.39%	6.44%	8.40%
C000222584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund
Average Annual Return, Percent	42.14%	7.34%	9.63%
C000224903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund
Average Annual Return, Percent	25.99%	0.37%	12.76%
Bloomberg Global Aggregate Index USD hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD hedged)
Average Annual Return, Percent	3.77%	0.90%	2.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	29.45%	12.92%	15.12%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	29.78%	14.15%	15.65%
MSCI EAFE Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	22.80%	8.79%	9.28%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	28.85%	13.33%	15.38%
MSCI ACWI ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	32.77%	8.77%	9.82%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.50%	0.54%	2.10%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	19.53%	8.57%	10.13%
Seventy FTSE WGBI Index unhedged 30 JPMorgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	5.76%	(1.12%)	1.17%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	25.88%	8.08%	11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	7.88%	6.86%	12.74%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Average Annual Return, Percent	43.09%	18.17%	22.06%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	66.24%	22.27%	25.47%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	28.66%	15.73%	18.86%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	43.08%	6.61%	11.21%
Bloomberg U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Average Annual Return, Percent	3.71%	(0.31%)	1.08%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	28.55%	10.42%	11.37%
Bloomberg U S TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	4.90%	1.23%	2.84%
MSCI EAFE Value Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net)
Average Annual Return, Percent	30.07%	12.78%	9.97%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	54.31%	7.54%	10.66%
Sixty MSCI ACWI Index net 40 Bloomberg Global Aggregate Index USD hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)
Average Annual Return, Percent	19.19%	7.30%	8.63%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	44.36%	7.27%	10.50%
FTSE EPRA NAREIT Developed Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA /NAREIT Developed Index (net)
Average Annual Return, Percent	13.28%	1.68%	3.60%
Fifty Six Russell 3000 Index 19 MSCI EAFE Index net 25 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	21.93%	9.05%	10.78%
Twenty Six Russell 3000 Index 9 MSCI EAFE Index net 65 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	12.77%	4.33%	5.98%
FTSE US High Yield Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US High-Yield Market Index
Average Annual Return, Percent	7.44%	4.51%	5.82%
MSCI ACWI ex USA SMID Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (net)
Average Annual Return, Percent	29.74%	7.17%	8.94%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	27.21%	8.57%	10.40%
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	17.29%	6.69%	8.39%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	41.87%	5.80%	11.53%